Investment in Equipment Subject to Operating Leases (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Schedule of Composition of Equipment Subject to Operating Leases of Partnership

The composition of the equipment subject to operating leases of the Partnership as of December 31, 2016 is as follows:

Description	Cost Basis	Accumulated Depreciation	Net Book Value

Food equipment	$334,826	$16,123	$318,703
	$334,826	$16,123	$318,703

SQN AIF V GP, LLC [Member]
Schedule of Composition of Equipment Subject to Operating Leases of Partnership

The composition of the equipment subject to operating leases of the Managed Fund as of December 31, 2016 is as follows:

Description	Cost Basis	Accumulated Depreciation	Net Book Value

Food equipment	$334,826	$16,123	$318,703
	$334,826	$16,123	$318,703